AMERICAN INDEPENDENCE FUNDS TRUST

1345 Avenue of the Americas, 2nd Floor

New York, NY 10105

(212) 488-1331

December 30, 2015	VIA ELECTRONIC DELIVERY

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE
Washington, DC 20549

RE:	The American Independence Funds Trust (the “Registrant” or “Trust”)
SEC File Numbers: 811-21757; 333-124214

Mr. Grzeskiewicz:

Accompanying this letter for filing pursuant to Rule 485B of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, is Post-Effective Amendment No. 124 of the Registrant’s Registration Statement with respect to a new series of the Trust, the AI Hillcrest Small Cap Value Fund (the “Fund”).

The purpose of this filing is to amend the initial registration statement filing for the Fund filed on October 16, 2015 pursuant to Rule 485(a) in response to the comments received from Mr. Grzeskiewicz, and to confirm the effective date December 31, 2015.

Please contact the undersigned at (646) 747-3490 should you have any questions regarding this filing.

Sincerely,

/s/ John J. Pileggi

John J. Pileggi

President, American Independence Funds Trust

enclosure